Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2021	2020	2019
Net income	$53,876	$65,225	$58,957
Less: Series A Preferred unitholders’ interest in net income	6,900	7,200	7,200
Net income attributable to the unitholders of KNOT Offshore Partners LP	46,976	58,025	51,757
Less: Distributions (2)	72,520	72,136	72,136
Under (over) distributed earnings	(25,544)	(14,111)	(20,379)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(24,927)	(13,851)	(20,003)
Class B unitholders	(147)	—	—
General Partner	(470)	(261)	(376)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	33,050	32,694	32,694
Class B unitholders	195	—	—
General Partner	623	615	615
Weighted average units outstanding (diluted) (in thousands):
Common unitholders (4)	37,064	32,694	32,694
Class B unitholders	195	—	—
General Partner	623	615	615
Earnings per unit (basic)
Common unitholders	$1.38	$1.74	$1.55
Class B unitholders	2.62	—	—
General Partner	1.38	1.74	1.55
Earnings per unit (diluted):
Common unitholders (4)	$1.38	$1.74	$1.55
Class B unitholders	2.62	—	—
General Partner	1.38	1.74	1.55
Cash distributions declared and paid in the period per unit (5)	$2.08	$2.08	$2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.52	$0.52	$0.52
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s partnership agreement (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the year ended December 31, 2021 of $2.1 million and for the years ended December 31, 2020 and 2019 of $2.8 million, respectively.
(3)	This includes the net income that was attributable to the IDR holder. The net income that was attributable to IDRs for the year ended December 31, 2021 was $2.1 million and for the years ended December 31, 2020 and 2019 was $2.8 million, respectively.
(4)	Diluted weighted average units outstanding and earnings per unit diluted for the years ended December 2021, 2021 and 2019 does not reflect any potential common units relating to the convertible preferred units since the assumed issuance of any additional units would be anti-dilutive.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31.